Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Summary of new standards, amendments to standards and interpretations not yet adopted

Amendments to IFRS 10 and IAS 28 (2011): Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture	To be determined
Amendments to IFRS 3: Reference to Conceptual Framework	1 January 2022
IFRS 17: Insurance Contracts and related amendments	1 January 2023
Amendments to IAS 16: Proceeds Before Intended Use	1 January 2022
Amendments to IAS 37: Onerous Contracts-Cost of Fulfilling a Contract	1 January 2022
Amendments to IAS 1: Classification of Liabilities as Current and Non-current	1 January 2023
Annual Improvements to 2018-2021 cycle: Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	1 January 2022
Amendments to IAS 1: Disclosure of accounting policies	1 January 2023
Amendments to IAS 8: Definition of accounting estimates	1 January 2023
2021 Amendment to IFRS 16 Leases: COVID-19-Related Rent Concessions beyond 30 June 2021	1 April 2021
Amendments to IAS 12: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction	1 January 2023

Summary of estimated useful lives of property, plant and equipment

- Leasehold improvements	Shorter of remaining lease term and the estimated useful lives of the assets
- Right of use assets	Shorter of the asset’s useful life and the lease term on a straight-line basis
- Machinery and equipment	10 years
- Office equipment, furniture, fixture and motor vehicles	5 - 10 years
- Buildings	20 - 50 years